Income Tax / Deferred Tax - Tax Benefit - (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ (1,824)	$ (599)	$ 1,137
Argentina
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current	(1,282)	(98)	842
Deferred	(360)	(864)	542
Total	1,642	962	(1,384)
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current	(45)	0	0
Deferred	7	(77)	4
Total	38	77	(4)
Paraguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current	(54)	(102)	(58)
Deferred	(90)	(100)	(193)
Total	144	202	251
Uruguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current	0	0	0
Deferred	0	642	0
Total	$ 0	$ (642)	$ 0